Reserves (Details)					1 Months Ended									12 Months Ended
	Jun. 06, 2022 shares	Jan. 04, 2022 shares	Dec. 08, 2021 $ / shares	Apr. 09, 2019	Apr. 20, 2021 $ / shares	Mar. 31, 2021 shares	Nov. 24, 2020 $ / shares shares	Sep. 18, 2020 $ / shares	May 25, 2020 shares	Feb. 18, 2020 shares	Jan. 30, 2020 shares	Dec. 19, 2019 shares	Sep. 30, 2019 shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares
Reserves (Details) [Line Items]
Exercise price ,description				On April 9, 2019, the Group issued a total of 586,672,964 two for one free-attaching warrants each with an exercise price of A$0.045 (4.5 cents).
Number of share options forfeited (in Shares) | shares		14,000,000
Number of options expired (in Shares) | shares	7,000,000
Options for fully paid ordinary shares/warrants [Member]
Reserves (Details) [Line Items]
Number of options expired (in Shares) | shares									1,400,000	2,000,000
Reserve Of Share Based Payments For Warrants [Member]
Reserves (Details) [Line Items]
Number of options expired (in Shares) | shares												586,672,964
2018 ADS Plan [Member]
Reserves (Details) [Line Items]
Fair value per option			$ 0.021
Expired term			Nov. 29, 2026
Number of share options issued			13,900,000
Exercise price per option			$ 0.0238
2004 ASX Plan [Member]
Reserves (Details) [Line Items]
Fair value per option			$ 0.021
Expired term			Nov. 29, 2026
Number of share options issued			19,250,000
Exercise price per option			$ 0.0375
Directors and Employees [Member] | Options for fully paid ordinary shares/warrants [Member]
Reserves (Details) [Line Items]
Number of free-attaching options issued (in Shares) | shares							674,694,939
Fair value per option							$ 0.07
Expired term							Nov. 23, 2023
Employee [Member]
Reserves (Details) [Line Items]
Number of share options forfeited (in Shares) | shares						1,400,000
Employee [Member] | Options for fully paid ordinary shares/warrants [Member]
Reserves (Details) [Line Items]
Number of share options forfeited (in Shares) | shares											200,000		150,000
Directors [Member]
Reserves (Details) [Line Items]
Fair value per option								$ 0.032
Expired term								Sep. 17, 2025
Number of share options forfeited (in Shares) | shares														(14,000,000)
Number of options expired (in Shares) | shares														(4,500,000)
Number of share options issued								49,000,000
Exercise price per option								$ 0.09
Chief Executive Office [Memebr]
Reserves (Details) [Line Items]
Number of share options issued					91,392,720
Exercise price per option					$ 0.032
Chief Executive Office [Memebr]
Reserves (Details) [Line Items]
Fair value per option					$ 0.028
Expired term					Jan. 06, 2026
Consultant [Member]
Reserves (Details) [Line Items]
Fair value per option			$ 0.027
Expired term			Jul. 31, 2024
Number of share options issued			12,000,000
Exercise price per option			$ 0.07